Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies
Purchase commitments expects to incur in next year		$ 1,600		$ 1,400
License agreements
Commitments and contingencies
Royalty expense		$ 0	$ 0
Harvard University | License agreements
Commitments and contingencies
Upfront Fee	$ 600
Royalty expense				0	$ 0
Tufts | License agreements
Commitments and contingencies
Royalty expense				$ 2,100	$ 1,700	$ 1,400